Fees Summary	Apr. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,323,000.00
Previously Paid Amount	0.00
Total Fee Amount	320.81
Total Offset Amount	0.00
Net Fee	320.81
Narrative - Max Aggregate Offering Price	$ 2,323,000.00
Final Prospectus	true